Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (3,248,600)	$ (3,583,010)	$ (4,993,350)	$ (5,576,377)	$ (5,576,377)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	18,162	16,084	20,222		21,980
Amortization of paid in kind common stock interest on convertible notes	98,436	29,642	81,456
Impairment of goodwill			139,754
Stock option based compensation for employees and board of directors	2,241,907	1,827,449	2,550,521		2,909,985
Issuance of common stock to vendors as compensation	94,251	101,499	101,499		252,936
Loss on conversion of convertible notes	515,464
Forgiveness of Paycheck Protection Program (PPP 1) loan	(548,885)
Issuance of common stock to employees as compensation to satisfy contingent liability			91,755		157,383
Issuance of common stock for additional cost to satisfy contingent liability			39,311		73,718
Changes in operating assets and liabilities:
Accounts receivable	(121,316)	17,703	(86,805)		(16,558)
Prepaid expenses and other current assets	(29,080)	(78,390)	(52,058)		(228,199)
Deferred costs	123,011	(31,453)	14,164		26,185
Accounts payable	(71,244)	(4,705)	79,183		(43,011)
Accrued liabilities	16,047	43,144	(72,360)		31,944
Deferred revenue	(125,573)	137,670	62,433		251,379
Net cash used in operating activities	(1,037,420)	(1,524,367)	(2,024,275)		(2,138,635)
Cash flow from investing activities:
Purchases of equipment	(17,109)	(10,872)	(32,660)		(17,799)
Net cash used in investing activities	(17,109)	(10,872)	(32,660)		(17,799)
Cash flows from financing activities:
Proceeds from subscription receivable				25,000	25,000
Proceeds from Paycheck Protection Program (PPP 2) loan	623,828		548,885
Proceeds from convertible promissory notes 1		1,202,500	1,332,500
Proceeds from convertible promissory notes 2	1,475,000
Proceeds from issuance of common equity to investors	324,629		7,000		2,010,366
Net cash provided by financing activities	2,423,457	1,202,500	1,888,385		2,035,366
Net change in cash and cash equivalents	1,368,928	(332,739)	(168,550)		(121,068)
Cash and cash equivalents, beginning of year	1,034,846	1,203,396	1,203,396		1,324,464
Cash and cash equivalents, end of period	2,403,774	870,657	1,034,846	$ 1,203,396	1,203,396
Non-cash Investing and Financing activities:
Conversion of convertible promissory notes 1 into common stock	1,487,059
Convertible notes subscription receivable		130,000
Forgiveness of Paycheck Protection Program (PPP 1) loan	548,885
Common stock subscription receivable	21,381
Issuance of common stock for satisfaction of contingent liability			87,400		35,770
Common stock issued to convertible note 2 holders as additional consideration	$ 339,890		173,771
Common stock issued for interest paid in kind on convertible notes			$ 257,894